EMPLOYEE BENEFIT OBLIGAITONS - Asset Allocation of Plan Assets (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Classes of plan assets, fair value monetary amounts [abstract]
Cash and cash equivalents	SFr 5.3	SFr 12.1
Equity securities	323.1	301.6
Debt securities	305.2	305.8
Real estate	165.2	168.5
Other	77.2	63.4
Total	SFr 876.0	SFr 851.4
Quoted
Classes of plan assets, fair value percentage amounts [abstract]
Cash and cash equivalents	0.00%	0.00%
Equity securities	36.90%	35.40%
Debt securities	34.80%	35.90%
Real estate	0.00%	1.50%
Other	0.00%	0.00%
Total	71.70%	72.80%
Unquoted
Classes of plan assets, fair value percentage amounts [abstract]
Cash and cash equivalents	0.60%	1.40%
Equity securities	0.00%	0.00%
Debt securities	0.00%	0.00%
Real estate	18.90%	18.30%
Other	8.80%	7.40%
Total	28.30%	27.20%